[front cover]

[MFS 75 Years logo]

MFS[RegTM] Municipal
Income Trust

Semiannual Report o April 30, 1999

Dear Shareholders,

It has been almost two years since financial turmoil began to rock Asian and other financial markets, including markets in Russia and Latin America. Even developed markets such as Europe and the United States were not immune. Investors in U.S. bond markets, for example, became increasingly risk conscious, shifting money into U.S. Treasury securities and away from corporate and municipal bonds and mortgage-backed securities.

Today, the bond market environment in the United States has become much more favorable. In fact, we think it is approaching the level of relative stability it enjoyed before the Asian turmoil began.

This May, the Federal Reserve Board (the Fed) indicated a bias toward raising short-term interest rates. Despite six months of strong economic growth and a surprisingly high 0.7% increase in the Consumer Price Index in April, the Fed did not actually raise rates. This is not the first time the Fed has used such a strategy. Since 1995, the Fed has indicated a bias toward higher interest rates more than 15 times but has raised rates only twice.

We believe the Fed's bias statement will be good for the bond markets for two reasons. First, it reassures investors that the Fed will act if economic growth results in higher inflation and reduced purchasing power. Second, the Fed's signal, combined with several months of strong growth, has already resulted in higher interest rates, which could slow the economy enough to dampen inflation without a need for further Fed action. Although the Fed has not changed short-term interest rates since October 1998, bond market investors have pushed up the rate on the 30-year Treasury bond close to 6%, almost a full percentage point higher than it was a year ago. The effect of this increase can be seen in the mortgage market, in which interest rates have risen slightly since the summer of 1998.

April's increase in the Consumer Price Index was higher than analysts had forecast, but we do not believe it is cause for concern. Most of April's increase seems to have resulted from a decision by oil-exporting countries to limit production following more than a year of declining oil prices. If the increase in oil prices is nothing more than a small reversal of the earlier decline, April's inflation report may be an aberration rather than the beginning of a trend toward higher prices. Also, thanks in part to global competition and the growing use of technology to increase global production, companies followed by our portfolio managers and analysts report very little margin to raise prices. As a result, we expect 1999's inflation rate to be around 2%, which is slightly higher than 1998's but still moderate.

One of the most positive results of the moderate growth and inflation environment has been a rebound in the major non-Treasury bond markets: corporate, municipal, and mortgage. Once people saw that the overseas turmoil had little, if any, effect on the financial strength of most domestic bond issuers, these markets began to rebound and to present our portfolio managers with opportunities to find attractive yields.

We will, of course, closely follow domestic and overseas economic growth, inflation, Fed policy, and government spending in an effort to monitor their impact on the bond markets. On a more fundamental level, we will continue to use extensive research and credit analysis to find attractive investment opportunities. For example, we believe the strong U.S. economy and low inflation have helped select corporate bond issuers maintain strong balance sheets and meet their debt payments. And, despite their recent increases, mortgage rates have not risen enough to slow the housing market significantly, which has benefited issuers of mortgage-backed securities. We believe the well-defined strategies and active portfolio management of our fixed-income funds position them to benefit from opportunities in these and other bond markets.

We appreciate your confidence and welcome any questions or comments you may have.

Respectfully,


[graphic of Jeffrey Shames signature]

Jeffrey L. Shames
Chairman and Chief Executive Officer
MFS Investment Management[RegTM]

May 21, 1999

Management Review and Outlook

Dear Shareholders,

For the six months ended April 30, 1999, shares of the Trust provided a total return of -5.22% based on its New York Stock Exchange price and assuming the reinvestment of distributions paid during the period. The net asset value of the Trust fell from $8.55 to $8.42 over the period, providing a total return of 1.64%. Over the same period, the Lehman Brothers Municipal Bond Index (the Lehman Index), an unmanaged index of fixed-rate, below-investment- grade municipal bonds, provided a total return of 1.75%.

The Trust primarily invests in lower-quality municipal issues rated "Baa" or below or those that are unrated. These lower-rated securities have high coupon rates relative to the market and generally are less price sensitive in a volatile interest-rate environment. (Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions.)

Municipal bonds continue to be attractive relative to U.S. Treasuries on a historical basis. (Principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity.) As of April 30, 1999, the average yield on 30-year, general obligation bonds rated "AAA" by Moody's Investors Service, Inc., or Standard & Poor's Corporation was 90% that of comparable-maturity Treasuries, well above the historical range of 83% to 84%. However, the current municipal-to-Treasury yield ratio has improved dramatically compared to six months ago, when it was 95%. This improvement is due to a decline in the amount of bond issuance in the municipal market. At the end of April, the supply of new issues was 25% lower than it was a year ago. We believe this condition will persist for the rest of the year, creating an attractive opportunity for municipals to trade closer to the 83%-to-85% norm.


The environment for high-yield municipal bonds has been relatively favorable over the period. The U.S. economy has continued to grow and inflation has remained modest. As a result, the portfolio's corporate-backed bonds and bonds backed by new projects, such as multi-family housing, have performed well.


Late last year, we became cautious about states that trade with Asia and Latin America, given the general economic and financial turmoil affecting those regions. However, now that some of these overseas economies are showing signs of recovery, we are cautiously re-entering some of those markets. For example, we are now less concerned about Florida, which exports a variety of products to Brazil.


The prices of health care bonds have fallen recently because of reductions in Medicare payments. Therefore, we have reduced the Trust's holdings in this sector.


Because the Trust invests in high-yield bonds, which carry more risk than investment-grade or U.S. government bonds, MFS[RegTM] Original ResearchSM has been a key contributor to its performance. We make extensive use of our fixed-income and equity research capabilities to select issues that we believe can help the Trust meet its investment objective of high current income without undue credit risk.


Looking ahead, we believe the U.S. economy should continue to grow at a solid pace, although we expect a slowdown in the second half of 1999.

We also expect inflation to remain somewhat subdued and interest rates to remain fairly steady. We see this as a good environment for the companies and municipalities in the Trust's portfolio.

Respectfully,


[graphic of Michael Roberge signature]


Michael W. Roberge
Portfolio Manager

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

--------------------------------------------------------------------------------

In accordance with Section 23(c) of the Investment Company Act of 1940, the Trust hereby gives notice that it may from time to time repurchase shares of the Trust in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

--------------------------------------------------------------------------------
Performance Summary
(For the six months ended April 30, 1999)

  Net Asset Value Per Share
  October 31, 1998                 $ 8.55
  April 30, 1999                   $ 8.42
  New York Stock Exchange Price
  October 31, 1998                 $ 9.188
  November 17, 1998 (high)*        $ 9.375
  April 29, 1999 (low)*            $ 8.375
  April 30, 1999                   $ 8.438

  *For the period November 1, 1998, through April 30, 1999.
--------------------------------------------------------------------------------

Number of Employees

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, nondiversified, management investment company and has no employees.

Number of Shareholders

As of April 30, 1999, our records indicate that there are 5,762 registered shareholders and approximately 16,600 shareholders owning Trust shares in "street" name, such as through brokers, banks, and other financial intermediaries.

If you are a "street" name shareholder and wish to directly receive our reports, which contain important information about the Trust, please write or call:

          State Street Bank and Trust Company
          P.O. Box 8200
          Boston, MA 02266-8200
          1-800-637-2304

New York Stock Exchange Symbol

The New York Stock Exchange symbol is MFM.

Investment Objective and Policies

The investment objective of MFS[RegTM] Municipal Income Trust is to provide a high current income exempt from federal income taxes.

The Trust seeks to achieve its objective by investing primarily in medium- and lower-quality municipal bonds and notes. The Trust may also enter into futures contracts and purchase securities on a "when-issued" basis.

Dividend Reinvestment and Cash Purchase Plan

MFS offers a Dividend Reinvestment and Cash Purchase Plan which allows you to reinvest either all of the distributions paid by the Trust or only the long-term capital gains. Purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a discounted price of either the net asset value or 95% of the market price, whichever is greater. Twice each year you can also buy shares. Investments from $100 to $500 can be made in January and July on the 15th of the month or shortly thereafter.

If your shares are in the name of a brokerage firm, bank or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you may wish to request that your shares be re-registered in your own name so that you can participate.

There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the Trust. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the commissions. A service fee of $0.75 is charged for each cash purchase as well as a pro rata share of the brokerage commissions. The automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

To enroll in or withdraw from the Plan, call 1-800-637-2304 any business day from 8 a.m. to 8 p.m. Eastern time. Please have available the name of the Trust and your account and Social Security numbers. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw, you can receive the value of the reinvested shares in one of two ways: a check for the value of the full and fractional shares, or a certificate for the full shares and a check for the fractional shares.


If you have any questions or would like a brochure providing a complete description of the plan, please call 1-800-637-2304 any business day from 8 a.m. to 8 p.m. Eastern time.









--------------------------------------------------------------------------------
          NOT FDIC INSURED      MAY LOSE VALUE      NO BANK GUARANTEE
--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited) -- April 30, 1999

Municipal Bonds -- 97.9%

                                           Principal Amount
Issuer                                      (000 Omitted)            Value
General Obligation -- 1.5%
Chicago, IL, FGIC, 5.125s,
  2025 ...............................   $ 2,000               $1,970,660
Markham, IL, 9s, 2012 ................     1,265                1,283,975
New York City, NY, 6.125s,
  2025 ...............................     1,470                1,591,525
                                                               ----------
                                                               $4,846,160
                                                               ----------
State and Local
  Appropriation -- 1.4%
Chicago, IL, Public Building
  Commission, Building Rev.,
  6.721s, 2016++++ ...................   $ 1,300               $1,413,581
Chicago, IL, Public Building
  Commission, Building Rev.,
  6.721s, 2017++++ ...................     1,050                1,136,478
Riverside County, CA, Asset
  Leasing Corp., Leashold
  Rev. (Riverside County
  Hospital), MBIA, 0s, 2026 ..........     8,595                2,063,831
                                                               ----------
                                                               $4,613,890
                                                               ----------
Refunded and Special
  Obligations -- 21.5%
Arapahoe County, CO, Capital
  Improvement, Highway Rev.,
  0s, 2005 ...........................   $ 1,000               $  374,290
Clermont County, OH, Hospital
  Facilities Rev. (Mercy Health
  Systems), AMBAC, 9.941s,
  2001++++ ...........................       500                  588,150
Colorado Health Facilities
  Authority, Retirement
  Facilities Rev. (Liberty
  Heights), 0s, 2024 .................    10,000                2,574,000
Dade County, FL, AMBAC, 0s,
  2008 ...............................    15,080                2,237,269
Denver, CO, City & County
  Airport Rev., 8.75s, 2001 ..........       400                  455,292
Desert Hospital District, CA,
  Hospital Rev. (Desert
  Hospital Corp.), 9.254s,
  2002++++ ...........................     1,500                1,803,345
Fairfax, Fauquier & Loudoun
  Counties, VA, Health Center
  Commission, Nursing Home
  Rev., 9s, 2000 .....................     1,840                2,000,963
Hannibal, MO, Industrial
  Development Authority
  (Hannibal Regional
  Healthcare), 9.5s, 2001+ ...........     1,500                1,735,110


                                           Principal Amount
Issuer                                      (000 Omitted)            Value
Refunded and Special
  Obligations -- continued
Illinois Development Finance
  Authority, Retirement
  Housing Rev. (Regency
  Park), 0s, 2025 ....................   $26,000               $5,827,120
Jefferson County, OH, Asset
  Guaranty, 7.125s, 2005 .............     1,000                1,189,290
Maine Health & Higher
  Education Facilities Authority
  (St. Mary's General
  Hospital), 8.625s, 1999 ............     1,000                1,028,070
Massachusetts Health &
  Education Facilities Authority
  (Fairview Extended Care
  Facility), 10.25s, 2001 ............     1,500                1,701,210
Massachusetts Industrial
  Finance Agency (Emerson
  College), 8.9s, 2001 ...............     2,000                2,206,420
Massachusetts Industrial
  Finance Agency, Tunnel Rev.
  (Mass. Turnpike), 9s, 2000 .........     3,710                4,053,101
Mississippi Hospital Equipment
  & Facilities Authority Rev.
  (Rush Medical Foundation),
  8.75s, 2001 ........................     1,000                1,099,970
New Jersey Economic
  Development Authority
  (Geriatric & Medical
  Services), 9.625s, 2004 ............       135                  145,927
New Lenox, IL, Community
  Park Development Authority,
  8.25s, 2004 ........................     2,000                2,427,300
New York City, NY, 6.125s,
  2006 ...............................       530                  596,642
North Carolina Medical Care
  Commission, Hospital Rev.
  (Valdese General), 8.75s,
  2001 ...............................     1,370                1,553,525
Prince William County, VA,
  Industrial Development
  Authority, Residential Care
  Facility (Westminster at Lake
  Ridge), 10s, 2002 ..................     1,500                1,759,395
Russellville, AR, Industrial
  Development Rev. (Charles
  Meyers), 10s, 1999 .................     4,750                4,924,563
San Joaquin Hills, CA,
  Transportation Corridor
  Agency, Toll Road Rev., 0s,
  2006 ...............................     2,300                1,752,140

                                             Principal Amount
Issuer                                        (000 Omitted)            Value
Refunded and Special
  Obligations -- continued
San Joaquin Hills, CA,
  Transportation Corridor
  Agency, Toll Road Rev., 0s,
  2011 .................................   $6,600                $ 3,854,136
San Joaquin Hills, CA,
  Transportation Corridor
  Agency, Toll Road Rev., 0s,
  2019 .................................   10,000                  3,703,800
Telluride, CO, Gondola Transit
  Co., Real Estate Transfer
  Assessment Rev., 11.5s,
  2012 .................................    2,475                  3,944,754
Telluride, CO, Gondola Transit
  Co., Real Estate Transfer
  Assessment Rev., 11.5s,
  2012 .................................      425                    669,354
Texas Turnpike Authority
  (Houston Ship Channel
  Bridge), 12.625s, 2002 ...............   10,565                 13,514,008
Walton, GA, Industrial
  Development Rev. (Ultima
  Rubber Products), 10s,
  2000 .................................    1,630                  1,771,875
Washington Public Power
  Supply System Rev.
  (Nuclear Project #1),
  14.375s, 2001 ........................    1,090                  1,225,705
                                                                 -----------
                                                                 $70,716,724
                                                                 -----------
Airport and Port
  Revenue -- 5.5%
Atlanta, GA, Special Purpose
  Facilities Rev. (Delta Airlines),
  7.9s, 2018 ...........................   $2,100                $ 2,179,254
Cleveland, OH, Airport Special
  Facilities Rev. (Continental
  Airlines), 9s, 2019 ..................    3,150                  3,308,917
Denver, CO, City & County
  Airport Rev., 8.75s, 2023 ............    1,100                  1,223,717
Hillsborough County, FL,
  Aviation Authority Rev.
  (US Air), 8.6s, 2022 .................      650                    720,129
Kenton County, KY, Airport
  Board Special Facilities
  (Delta Airlines), 7.5s, 2020 .........    1,000                  1,084,900
Tulsa, OK, Municipal Airport
  Trust Rev. (American
  Airlines), 7.375s, 2020 ..............    3,400                  3,608,964


                                             Principal Amount
Issuer                                        (000 Omitted)            Value
Airport and Port
  Revenue -- continued
Tulsa, OK, Municipal Airport
  Trust Rev. (American
  Airlines), 7.6s, 2030 ................   $3,000                $ 3,226,680
Wayne County, MI, Charter
  Airport Rev. (Detroit
  Metropolitan Wayne
  County), MBIA, 5s, 2022 ..............    3,000                  2,891,460
                                                                 -----------
                                                                 $18,244,021
                                                                 -----------
Electric and Gas Utility
  Revenue -- 8.2%
Alaska Industrial Development
  & Export Authority, Power
  Rev. (Upper Lynn Canal
  Regulatory Power), 5.8s,
  2018 .................................   $  830                $   828,888
Calcasieu Parish, LA, Industrial
  Development Board,
  Pollution Control Rev.
  (Energy Gulf States, Inc.),
  5.45s, 2010 ..........................    1,000                    994,540
Clark County, NV, Industrial
  Development Rev. (Nevada
  Power Co.), 5.6s, 2030 ...............    3,000                  2,974,140
Clark County, NV, Industrial
  Development Rev. (Nevada
  Power Co.), 5.9s, 2032 ...............    1,000                  1,017,470
Connecticut Development
  Authority, Pollution Control
  Rev. (Connecticut Light &
  Power), 5.85s, 2028 ..................      825                    832,829
Klamath Falls, OR, Electric
  Rev. (Klamath
  Cogeneration), 6s, 2025 ..............    2,500                  2,512,275
Midland, MI, Environmental
  Development Authority,
  Pollution Control Rev.
  (Midland Cogeneration),
  9.5s, 2009 ...........................    1,500                  1,600,470
New York City, NY, Industrial
  Development Rev. (Brooklyn
  Navy Yard Cogeneration
  Partners), 5.75s, 2036 ...............    2,500                  2,564,100
Ohio Water Development,
  Pollution Control Rev.
  (Cleveland Electric), 8s,
  2023 .................................    2,500                  2,848,725

                                           Principal Amount
Issuer                                      (000 Omitted)            Value
Electric and Gas Utility
  Revenue -- continued
Pima County, AZ, Industrial
  Development Authority
  (Tucson Electric Power Co.),
  6s, 2029 ...........................   $3,000                $ 2,994,900
Pittsylvania County, VA,
  Industrial Development
  Authority Rev., 7.5s, 2014 .........    2,000                  2,186,700
Southern California Public
  Power Authority,
  Transmission Project Rev.,
  7.964s, 2012++++ ...................    3,650                  4,188,521
West Feliciana Parish, LA,
  Pollution Control Rev. (Gulf
  States Utilities Co.), 5.8s,
  2015 ...............................    1,500                  1,517,160
                                                               -----------
                                                               $27,060,718
                                                               -----------
Health Care Revenue -- 22.0%
Baltimore County, MD, Nursing
  Facility Mortgage Rev.
  (Eastpoint Rehabilitation &
  Nursing Center), 6.75s,
  2028 ...............................   $  500                $   491,210
Bell County, TX, Health
  Facilities Development Corp.
  (Advanced Living
  Technology), 7.25s, 2001 ...........      125                    123,620
Bell County, TX, Health
  Facilities Development Corp.
  (Advanced Living
  Technology), 7.75s, 2006 ...........      300                    291,348
Bell County, TX, Health
  Facilities Development Corp.
  (Advanced Living
  Technology), 8.125s, 2016 ..........    1,085                  1,032,974
Bell County, TX, Health
  Facilities Development Corp.
  (Advanced Living
  Technology), 8.5s, 2026 ............    2,405                  2,281,407
Bell County, TX, Health
  Facilities Development Corp.
  (Kings Daughters Hospital),
  9.25s, 2008 ........................      695                    720,180
Booneville, MO, Health
  Facilities Rev. (Gericare,
  Inc.), 11s, 2017 ...................    1,900                  1,946,018


                                           Principal Amount
Issuer                                      (000 Omitted)            Value
Health Care Revenue -- continued
Boston, MA, Industrial
  Development Finance
  Authority Rev. (Stonehedge
  Convalescent Center),
  10.75s, 2011 .......................   $  680                $   702,746
Brevard County, FL, Health
  Facilities Authority Rev.
  (Friendly Village), 9.25s,
  2012 ...............................    2,165                  2,207,239
Broward County, FL, Industrial
  Development Authority
  (Beverly Enterprises, Inc.),
  9.8s, 2010 .........................    2,200                  2,381,434
Cambria County, PA, Industrial
  Development Authority
  (Beverly Enterprises), 10s,
  2012 ...............................      680                    885,442
Chautauqua County, NY,
  Industrial Development
  Agency, Civic Facility Rev.
  (Womans Christian Assn.),
  6.35s, 2017 ........................      300                    300,012
Chautauqua County, NY,
  Industrial Development
  Agency, Civic Facility Rev.
  (Womans Christian Assn.),
  6.4s, 2029 .........................    1,000                  1,000,040
Cheneyville, LA, Westside
  Habilitation Center, 8.375s,
  2013 ...............................    2,500                  2,723,925
Chester County, PA, Industrial
  Development Authority
  (RHA/PA Nursing Home),
  10.125s, 2019* .....................      952                    818,720
Connecticut Health &
  Educational Facilities
  (Johnson Evergreen), 8.5s,
  2014 ...............................      650                    701,961
Contra Costa County, CA,
  Residential Rental Facilities
  Rev. (Cypress Meadows),
  7s, 2028 ...........................    1,840                  1,823,808
Denver, CO, Health & Hospital
  Rev., 5.25s, 2013 ..................      635                    630,345
Denver, CO, Health & Hospital
  Rev., 5.375s, 2018 .................    1,500                  1,473,990

                                      Principal Amount
Issuer                                 (000 Omitted)            Value
Health Care Revenue -- continued
District of Columbia, Hospital
  Rev. (Hospital for Sick
  Children), 8.875s, 2021 .......     $470                $ 502,148
Gadsden County, FL, Industrial
  Development Authority
  (RHA/FL Properties), 10.45s,
  2018 ..........................   2,485                 2,509,626
Greenville County, SC,
  Hospital Facility Rev.
  (Chestnut Hill), 10.375s,
  2016* .........................   2,740                 1,370,000
Illinois Health Facilities
  Authority Rev. (Centegra
  Health Systems), 5.25s,
  2018 ..........................   1,000                   964,530
Indiana Health Facilities
  Financing Authority Rev.
  (Metro Health/Indiana, Inc.),
  6.3s, 2023 ....................   1,250                 1,249,850
Iowa Finance Authority, Health
  Care Facilities Rev. (Care
  Initiatives), 5.75s, 2018 .....     500                   498,130
Lee County, FL, Industrial
  Development Authority
  (Beverly Enterprises), 10s,
  2010 ..........................   1,855                 2,018,537
Louisiana Public Facilities
  Authority (Chateau Riviere
  Home for the Aged), 10.25s,
  2016 ..........................   3,180                 3,249,896
Louisiana Public Facilities
  Authority (Southwest
  Medical Center), 11s, 2006.....   3,507                   596,201
Lufkin, TX, Health Facilities
  Development Corp.
  (Memorial Health System of
  East Texas), 5.7s, 2028 .......     500                   498,625
Massachusetts Health &
  Education Facilities Authority
  (St. Memorial Medical
  Center), 6s, 2023 .............     465                   465,274
Massachusetts Industrial
  Finance Agency (Metropolitan
  Health Foundation, Inc.),
  6.75s, 2027 ...................   1,500                 1,554,780
Massachusetts Industrial
  Finance Agency (Needham/
  Hamilton House), 11s, 2010.....     800                   829,672


                                      Principal Amount
Issuer                                 (000 Omitted)            Value
Health Care Revenue -- continued
Massachusetts Industrial
  Finance Agency (WNR, Inc.),
  9s, 2023++ ....................   $ 525                 $ 449,610
Michigan Hospital Finance
  Authority Rev. (Genesys
  Regional Medical), 5.5s,
  2018 ..........................   2,000                 1,928,040
Michigan Hospital Finance
  Authority Rev. (Genesys
  Regional Medical), 5.5s,
  2027 ..........................   1,000                   950,490
Millbrae, CA, Residential
  Facility (Magnolia Of
  Millbrae), 7.375s, 2027 .......   1,000                 1,073,390
Mississippi Business Finance
  Corp., Health Facilities Rev.
  (Medical Foundation, Inc.),
  5.625s, 2023 ..................   1,445                 1,421,548
Monongalia County, WV,
  Health Facilities Rev.
  (Beverly Enterprises, Inc.),
  10s, 2007 .....................     925                   961,241
Montgomery County, PA,
  Higher Education & Health
  Authority Rev. (AHF/
  Montgomery), 10.5s, 2020 ......   2,440                 2,562,293
New Hampshire Business
  Finance Authority, Health
  Care Facilities Rev.
  (Metropolitian Health
  Foundation, Inc.), 6.55s,
  2028 ..........................     800                   800,552
New Hampshire Higher
  Educational & Health
  Facilities Authority Rev.,
  5.8s, 2018 ....................   1,000                   994,070
New Jersey Economic
  Development Authority
  (Courthouse Convalescent
  Center), 8.7s, 2014 ...........     650                   686,992
New Jersey Economic
  Development Authority
  (Geriatric & Medical
  Services), 9.625s, 2022 .......     675                   727,859
New Jersey Economic
  Development Authority
  (Greenwood Health Care),
  9.75s, 2011 ...................   1,345                 1,427,126

                                         Principal Amount
Issuer                                    (000 Omitted)            Value
Health Care Revenue -- continued
New Jersey Economic
  Development Authority
  (Wanaque Convalescent
  Center), 8.6s, 2011 ..............   $1,000                $ 1,097,730
New Jersey Health Care
  Facilities Financing Authority
  (Cherry Hill), 8s, 2027 ..........    1,000                  1,089,720
Ohio County, WV, County
  Commission Health System
  (Ohio Valley Medical Center),
  5.75s, 2013 ......................      850                    845,419
Orange County, FL, Industrial
  Development Rev. (Friendly
  Village), 9.25s, 2012 ............    1,805                  1,829,115
Osceola County, FL, Industrial
  Development Rev.
  (Community Provider Pooled
  Loan), 7.75s, 2017 ...............    1,300                  1,389,596
Reedley, CA, Certificates of
  Participation (Mennonite
  Home), 7.5s, 2026 ................    3,000                  3,142,830
Rochester, MN, Health Care
  Facilities Rev. (Mayo Medical
  Foundation), 8.068s,
  2021[sec] ........................    1,000                  1,072,810
San Francisco, CA, City &
  County (Coventry Park),
  8.5s, 2026 .......................    2,000                  2,291,500
Santa Fe, NM, Industrial
  Development Rev. (Casa
  Real Nursing Home), 9.75s,
  2013 .............................    1,100                  1,195,909
Seminole County, FL, Industrial
  Development Authority
  (Friendly Village), 10s, 2011.....    1,630                  1,645,192
Suffolk County, NY, Industrial
  Development Agency
  (APPLE), 9.75s, 2015* ............    1,350                    675,000
Washington County, FL,
  Industrial Development
  Authority (Washington
  County), 10s, 2016 ...............    1,065                  1,067,865
Waterford Township, MI,
  Economic Development
  Corp. Rev. (Canterbury
  Health), 6s, 2039 ................    1,570                  1,460,100
Wilkinsburg, PA, Municipal
  Authority Health (Monroeville
  Christian), 8.25s, 2027 ..........    1,000                  1,018,090
                                                             -----------
                                                             $72,647,775
                                                             -----------


                                         Principal Amount
Issuer                                    (000 Omitted)            Value
Industrial Revenue
  (Corporate Guarantee) -- 13.9%
Brazos River Authority, TX
  (Reliant Energy Inc.), 5.375s,
  2019 .............................   $1,000                $   993,290
Courtland, AL, Industrial
  Development Board, Solid
  Waste Disposal Rev.
  (Champion International
  Corp.), 6.375s, 2029 .............    2,000                  2,100,760
Eastern Band of Cherokee
  Indian Community, NC
  (Carolina Mirror Co.),
  10.25s, 2009+ ....................    6,125                  6,151,337
Eastern Band of Cherokee
  Indian Community, NC
  (Carolina Mirror Co.), 11s,
  2012+ ............................      650                    652,756
Hardeman County, TN
  (Correctional Facilities
  Corp.), 7.75s, 2017 ..............    2,220                  2,461,891
Hernando County, FL, Water &
  Sewer Rev. (Florida Crushed
  Stone), 8.5s, 2014 ...............    3,600                  4,133,592
Hodge Village, LA, Utilities
  Rev. (Stone Container), 9s,
  2010 .............................    7,585                  7,945,287
Indiana Development Finance
  Authority Rev. (Inland Steel),
  5.75s, 2011 ......................    1,000                    946,450
Lawrenceburg, TN, Industrial
  Development Board (Tridon,
  Inc.), 9.875s, 2006 ..............    1,300                  1,342,276
Mesa County, CO (Joy
  Technologies), 8.5s, 2006 ........      650                    705,185
Navajo County, AZ, Industrial
  Development Authority
  (Stone Container Corp.),
  7.2s, 2027 .......................      880                    969,162
New Jersey Economic
  Development Authority (Holt
  Hauling & Warehousing),
  8.4s, 2015 .......................    1,000                  1,071,110
New Jersey Economic
  Development Authority (Holt
  Hauling & Warehousing),
  8.6s, 2017 .......................    1,000                  1,075,980
Ohio Solid Waste Rev.
  (Republic Engineered
  Steels), 8.25s, 2014 .............    3,000                  3,202,710

                                           Principal Amount
Issuer                                      (000 Omitted)            Value
Industrial Revenue
  (Corporate Guarantee) -- continued
Ohio Solid Waste Rev.
  (Republic Engineered
  Steels), 9s, 2021 ..................   $3,000                $ 3,318,510
Onondaga County, NY,
  Industrial Development
  Agency, Solid Waste
  Disposal Facility Rev. (Solvay
  Paperboard LLC), 6.8s,
  2014 ...............................    1,000                  1,039,600
Philadelphia, PA, Industrial
  Development Authority Rev.
  (Host Marriott LP), 7.75s,
  2017 ...............................    3,255                  3,597,459
Port of New Orleans, LA
  (Avondale Industries), 8.25s,
  2004 ...............................      700                    773,927
Port of New Orleans, LA
  (Avondale Industries), 8.5s,
  2014 ...............................    1,625                  1,830,823
St. Charles Parish, LA,
  Pollution Control Rev. (Union
  Carbide Corp.), 5.1s, 2012 .........      300                    296,301
Virginia Peninsula Ports
  Authority Rev. (Zeigler Coal),
  6.9s, 2022 .........................    1,250                  1,253,425
                                                               -----------
                                                               $45,861,831
                                                               -----------
Insured Health Care
  Revenue -- 1.0%
Bexar County, TX, Health
  Facilities Development
  (Baptist Health Systems),
  MBIA, 5.25s, 2027 ..................   $1,000                $ 1,000,340
North Central, TX, Health
  Facilities Development Corp.
  (Presbyterian Hospital),
  MBIA, 9.695s, 2021++++ .............    1,500                  1,735,455
Salt Lake City, UT, Hospital
  Rev. (Intermountain Health
  Care), AMBAC, 9.971s,
  2020++++ ...........................      600                    690,276
                                                               -----------
                                                               $ 3,426,071
                                                               -----------
Multi-Family Housing
  Revenue -- 4.7%
Austin, TX, Housing Finance
  Corp. (Woodland Heights
  Apartments), 10s, 2027 .............   $  990                $ 1,019,729
Colorado Housing Finance
  Authority, FHA, 9s, 2025 ...........      740                    741,088


                                           Principal Amount
Issuer                                      (000 Omitted)            Value
Multi-Family Housing
  Revenue -- continued
Dade County, FL, Housing
  Finance Agency
  (Blackstone), 8.375s,
  2002+ ..............................   $5,467                $ 5,615,462
Dade County, FL, Housing
  Finance Agency (Silverblue),
  8.375s, 2002+ ......................    3,573                  3,669,851
Dallas, TX, Housing Finance
  Corp., 8.5s, 2011 ..................    1,220                  1,275,437
Eaglebend, CO, Affordable
  Housing Corp., 6.4s, 2017 ..........    1,000                  1,057,140
Florida Multi-Family Housing
  Finance Agency Rev.
  (Center Court Apartments),
  8.5s, 2018 .........................    1,025                  1,067,230
Memphis, TN, Health,
  Educational & Housing
  Facilities Board (Wesley
  Highland Terrace), 8.5s,
  2024 ...............................      115                    117,300
Ridgeland, MS, Urban
  Renewal, Multifamily
  Housing Rev. (Northbrook I
  & III Apartments), 6.15s,
  2019 ...............................      280                    278,323
Ridgeland, MS, Urban
  Renewal, Multifamily
  Housing Rev. (Northbrook I
  & III Apartments), 6.25s,
  2029 ...............................      475                    471,855
                                                               -----------
                                                               $15,313,415
                                                               -----------
Sales and Excise Tax
  Revenue -- 0.9%
Black Hawk, CO, Device Tax
  Rev., 5.625s, 2021 .................   $  250                $   246,062
Chicago, IL, Tax Increment
  Rev. (Ryan Garfield),
  10.125s, 2007 ......................    1,400                  1,436,050
Denver, CO, Urban Renewal
  Tax (Downtown Denver),
  8.5s, 2013 .........................      450                    466,452
Virgin Islands Public Finance
  Authority, 6s, 2006 ................      250                    263,250
Virgin Islands Public Finance
  Authority, 5.875s, 2018 ............      500                    518,080
                                                               -----------
                                                               $ 2,929,894
                                                               -----------

                                       Principal Amount
Issuer                                  (000 Omitted)            Value
Single Family Housing
  Revenue -- 6.1%
Bexar County, TX, Housing
  Finance Corp., 0s, 2015 ........   $ 8,225               $ 1,442,583
Cook County, IL, Single Family
  Mortgage Rev., 0s, 2015 ........       600                   103,482
Corpus Christi, TX, Housing
  Finance Corp., MBIA, 0s,
  2011 ...........................     3,000                   914,070
Dallas, TX, Housing Finance
  Corp., Single Family
  Mortgage Rev., MBIA, 0s,
  2016 ...........................    13,890                 2,286,016
Duval County, FL, Housing
  Finance Authority, 0s, 2015.....    15,800                 2,543,168
Georgia Housing & Finance
  Authority Rev., FHA, 0s,
  2031 ...........................    14,120                 1,315,843
Jackson County, MO, 0s,
  2016 ...........................     1,230                   179,051
Nebraska Investment Finance
  Authority, 0s, 2015 ............    26,075                 5,604,300
Nebraska Investment Finance
  Authority, 6.25s, 2021 .........     1,990                 2,089,161
Nevada Housing Division,
  Single Family Mortgage
  Rev., 0s, 2015 .................       104                    20,725
Ohio Housing Finance Agency,
  Single Family Mortgage
  Rev., GNMA, 10.176s,
  2031++++ .......................       750                   832,575
Reno County, KS, Single
  Family Mortgage Rev.,
  AMBAC, 0s, 2014 ................     1,225                   215,380
Saline County, KS, 0s, 2014 ......       300                    54,903
South Dakota Housing
  Development Authority,
  Homeownership Mortgage,
  FHLMC, 5.8s, 2028 ..............     1,830                 1,888,505
Wisconsin Housing &
  Economic Development
  Authority, Homeownership
  Rev., RIBS, 10.371s,
  2022++++ .......................       455                   503,348
                                                           -----------
                                                           $19,993,110
                                                           -----------
Solid Waste Revenue -- 0.1%
Southwestern Illinois
  Development Authority, Solid
  Waste Disposal Rev., 5.9s,
  2014 ...........................   $   395               $   395,857
                                                           -----------


                                       Principal Amount
Issuer                                  (000 Omitted)            Value
Special Assesment District -- 0.2%
Heritage Isles, FL, Community
  Development District, 5.75s,
  2005 ...........................   $   650               $   652,620
                                                           -----------
Student Loan Revenue -- 0.7%
Arizona Student Loan
  Acquisition Authority, "C",
  7.625s, 2010 ...................   $   750               $   828,525
Pennsylvania Higher Education
  Assistance Agency, AMBAC,
  8.797s, 2022++++ ...............     1,300                 1,538,485
                                                           -----------
                                                           $ 2,367,010
                                                           -----------
Turnpike Revenue -- 4.0%
Foothill/Eastern Transportation
  Corridor Agency, CA, Toll
  Road Rev., 0s, 2030 ............   $25,950               $ 5,004,198
Massachusetts Turnpike
  Authority, Capital Appreciation,
  "C", MBIA, 0s, 2022 ............    10,000                 3,078,600
Pocahontas Parkway Assn.,
  VA, Toll Road Rev., 0s,
  2011 ...........................     1,000                   495,540
Pocahontas Parkway Assn.,
  VA, Toll Road Rev., 0s,
  2012 ...........................     1,000                   465,000
Pocahontas Parkway Assn.,
  VA, Toll Road Rev., 0s,
  2015 ...........................     1,750                   701,908
San Joaquin Hills, CA,
  Transportation Corridor
  Agency, Toll Road Rev.,
  MBIA, 5.25s, 2030 ..............     1,500                 1,516,200
Telluride, CO, Gondola Transit
  Co., 9s, 2016 ..................       940                 1,091,443
West Virginia Parkways,
  Economic Development &
  Tourism Authority, FGIC,
  RIBS, 8.022s, 2019++++ .........       600                   674,700
                                                           -----------
                                                           $13,027,589
                                                           -----------
Universities -- 1.1%
Islip, NY, Community
  Development Agency Rev.
  (New York Institute of
  Technology), 7.5s, 2026 ........   $ 2,500               $ 2,731,325
Nassau County, NY, Industrial
  Development Agency, Civic
  Facilities Rev. (New York
  Institute of Technology),
  6.15s, 2029 ....................     1,000                   997,390
                                                           -----------
                                                           $ 3,728,715
                                                           -----------

                                                                         Principal Amount
Issuer                                                                    (000 Omitted)            Value
Water and Sewer Utility
  Revenue -- 1.9%
Detroit, MI, Sewer Disposal
  Rev., FGIC, 7.922s, 2023++++......................................   $1,900                $  2,243,786
Detroit, MI, Sewer Disposal
  Rev., FGIC, 7.922s, 2023++++......................................      600                     659,436
Harrisburg, PA, Authority
  Water Rev., FGIC, 8.22s,
  2015++++ .........................................................    2,000                   2,297,960
New York City, NY, Municipal
  Water Finance Authority,
  FSA, 5.375s, 2026 ................................................    1,100                   1,117,721
                                                                                             ------------
                                                                                             $  6,318,903
                                                                                             ------------
Other -- 3.2%
Danville, VA, Industrial
  Development Rev.
  (Piedmont Mall), 8s, 2017 ........................................   $5,795                $  5,918,144
District of Columbia (National
  Public Radio), 7.7s, 2023 ........................................    2,500                   2,709,375
Iowa Finance Authority
  Community Provider Rev.
  (Boys & Girls Home), 6.25s,
  2028 .............................................................      500                     494,060
Mississippi Development Bank
  (Diamond Lakes Utilities),
  6.25s, 2017 ......................................................    1,000                   1,016,020
St. Louis County, MO,
  Industrial Development
  Authority (Kiel Center Arena),
  7.875s, 2024 .....................................................      300                     326,421
                                                                                             ------------
                                                                                             $ 10,464,020
                                                                                             ------------
  Total Municipal Bonds
    (Identified Cost, $300,907,642).....................................................     $322,608,323
                                                                                             ------------


                                                                         Principal Amount
Issuer                                                                    (000 Omitted)            Value
Floating Rate Demand Notes -- 0.2%
Allegheny County, PA, Hospital
  Development Rev. (Aces
  Presbyterian University
  Hospital), due 05/06/99 ..........................................   $  395                $    395,000
New Castle, PA, Area Hospital
  Authority (Jameson
  Memorial Hospital), due
  05/05/99 .........................................................      400                     400,000
                                                                                             ------------
  Total Floating Rate Demand Notes,
    at Identified Cost ...................................................................   $    795,000
                                                                                             ------------
  Total Investments
    (Identified Cost, $301,702,642).......................................................   $323,403,323
                                                                                             ------------
Other Assets,
  Less Liabilities -- 1.9%                                                                      6,317,808
                                                                                             ------------
  Net assets--100.0% .....................................................................   $329,721,131
                                                                                             ------------

* Non-income producing security -- in default.
+ Restricted security.
[sec] Indexed security.
++ Security valued by or at the direction of the Trustees.
++++ Inverse floating rate security.


                       See notes to financial statements

Statement of Assets and Liabilities (Unaudited) -- April 30, 1999


Assets:
 Investments, at value (identified cost, $301,702,642)....................................    $ 323,403,323
 Cash ....................................................................................          111,903
 Receivable for investments sold .........................................................          567,888
 Interest receivable .....................................................................        6,221,794
 Other assets ............................................................................            4,322
                                                                                              -------------
   Total assets ..........................................................................    $ 330,309,230
                                                                                              -------------
Liabilities:
 Payable to dividend disbursing agent ....................................................    $     202,638
 Payable to affiliates -
  Management fee .........................................................................            7,921
  Transfer and dividend disbursing agent fee .............................................            8,807
  Administrative fee .....................................................................              136
 Accrued expenses and other liabilities ..................................................          368,597
                                                                                              -------------
   Total liabilities .....................................................................    $     588,099
                                                                                              -------------
Net assets ...............................................................................    $ 329,721,131
                                                                                              =============

Net assets consist of:
 Paid-in capital .........................................................................    $ 356,680,400
 Unrealized appreciation on investments ..................................................       21,700,681
 Accumulated net realized loss on investments ............................................      (49,464,170)
 Accumulated undistributed net investment income .........................................          804,220
                                                                                              -------------
   Total .................................................................................    $ 329,721,131
                                                                                              =============
Shares of beneficial interest outstanding (39,225,253 shares authorized less 55,500
  treasury shares) .......................................................................       39,169,753
                                                                                              =============
 Net asset value per share (net assets [divided by] shares of beneficial interest
  outstanding) ...........................................................................            $8.42
                                                                                                      =====

                       See notes to financial statements

Statement of Operations (Unaudited) -- Six Months Ended April 30, 1999

Net investment income:
 Interest income .........................................................     $ 12,327,758
                                                                               ------------

Expenses --
  Management fee .........................................................     $  1,433,293
  Trustees' compensation .................................................           94,034
  Administrative fee .....................................................           16,509
  Transfer and dividend disbursing agent fee .............................           52,365
  Custodian fee ..........................................................           71,137
  Printing ...............................................................           12,367
  Postage ................................................................           10,847
  Auditing fees ..........................................................           20,164
  Miscellaneous ..........................................................           42,031
                                                                               ------------
   Total expenses ........................................................     $  1,752,747
  Fees paid indirectly ...................................................          (31,238)
                                                                               ------------
   Net expenses ..........................................................     $  1,721,509
                                                                               ------------
    Net investment income ................................................     $ 10,606,249
                                                                               ------------
Realized and unrealized gain (loss) on investments:
  Realized gain on investment transactions (identified cost basis) .......     $     39,806
  Change in unrealized depreciation on investments .......................       (5,281,218)
                                                                               ------------
   Net realized and unrealized loss on investments .......................     $ (5,241,412)
                                                                               ------------
    Increase in net assets from operations ...............................     $  5,364,837
                                                                               ============

                       See notes to financial statements

Statement of Changes in Net Assets


                                                                                   Six Months Ended
                                                                                    April 30, 1999        Year Ended
                                                                                     (Unaudited)       October 31, 1998
                                                                                  -----------------   -----------------
Increase (decrease) in net assets:
From operations--
 Net investment income ........................................................     $  10,606,249       $  21,995,528
 Net realized gain (loss) on investments ......................................            39,806          (1,258,751)
 Net unrealized gain (loss) on investments ....................................        (5,281,218)          3,065,054
                                                                                    -------------       -------------
  Increase in net assets from operations ......................................     $   5,364,837       $  23,801,831
                                                                                    -------------       -------------
Distributions declared to shareholders
 from net investment income ...................................................     $ (10,481,897)      $ (22,462,751)
                                                                                    -------------       -------------
Net increase in net assets from Trust share transactions ......................     $   1,294,194       $   2,923,015
                                                                                    -------------       -------------
  Total increase (decrease) in net assets .....................................     $  (3,822,866)      $   4,262,095
Net assets:
 At beginning of period .......................................................       333,543,997         329,281,902
                                                                                    -------------       -------------
 At end of period (including accumulated undistributed net investment income of
  $804,220 and $679,868 respectively)..........................................     $ 329,721,131       $ 333,543,997
                                                                                    =============       =============

                       See notes to financial statements

Financial Highlights


                                                             Six Months
                                                                Ended
                                                              April 30,
                                                                1999
Per share data (for a share outstanding throughout           (Unaudited)
each period):                                             ----------------
Net asset value--beginning of period ....................    $    8.55
                                                             ---------
Income from investment operations#--
 Net investment income ..................................    $    0.27
  Net realized and unrealized gain (loss) on investments         (0.13)
                                                             ---------
   Total from investment operations .....................    $    0.14
                                                             ---------
Less distributions declared to shareholders from net
 investment income ......................................    $   (0.27)
                                                             ---------
Net asset value--end of period ..........................    $    8.42
                                                             =========
Per share market value--end of period ...................    $    8.44
                                                             =========
Total return ............................................        (5.22)%++
Ratios (to average net assets)/Supplemental data:
  Expenses## ............................................         1.07%+
  Net investment income .................................         6.46%+
Portfolio turnover ......................................            8%
Net assets at end of period (000 omitted) ...............    $ 329,721



                                                                                Year Ended October 31,
                                                          -----------------------------------------------------------------
Per share data (for a share outstanding throughout            1998         1997         1996         1995         1994
each period):                                             ------------ ------------ ------------ ------------ ------------
Net asset value--beginning of period ....................   $  8.51      $  8.58      $  8.84      $  8.73      $  9.04
                                                            -------      -------      -------      -------      -------
Income from investment operations#--
 Net investment income ..................................   $  0.57      $  0.61      $  0.66      $  0.68      $  0.68
  Net realized and unrealized gain (loss) on investments       0.05         (0.03)       (0.26)       0.13        (0.29)
                                                            -------      --------     --------     -------      -------
   Total from investment operations .....................   $  0.62      $  0.58      $  0.40      $  0.81      $  0.39
                                                            -------      --------     --------     -------      -------
Less distributions declared to shareholders from net
 investment income ......................................   $  (0.58)    $  (0.65)    $  (0.66)    $  (0.70)    $ (0.70)
                                                            --------     --------     --------     --------     -------
Net asset value--end of period ..........................   $  8.55      $  8.51      $  8.58      $  8.84      $  8.73
                                                            ========     ========     ========     ========     =======
Per share market value--end of period ...................   $  9.19      $  9.06      $  9.38      $  9.50      $  9.13
                                                            ========     ========     ========     ========     =======
Total return ............................................       8.37%        3.90%        4.50%       12.57%      (1.47)%
Ratios (to average net assets)/Supplemental data:
  Expenses## ............................................       1.10%        1.19%        1.24%        1.33%       1.31%
  Net investment income .................................       6.62%        7.26%        7.47%        7.66%       7.58%
Portfolio turnover ......................................         12%          21%          13%          14%         22%
Net assets at end of period (000 omitted) ...............   $333,544     $329,282     $328,630     $334,985     $327,193

 +Annualized.
 ++Not annualized.
 # Per share data are based on average shares outstanding.
## The Trust has an expense offset arrangement which reduces the Trust's custodian fee based upon the amount of cash maintained by the Trust with its custodian and dividend disbursing agent. For fiscal years ending after September 1, 1995, the Trust's expenses are calculated without reduction for this expense offset arrangement.


                       See notes to financial statements

Notes to Financial Statements (Unaudited)

(1) Business and Organization

MFS Municipal Income Trust (the Trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company.

(2) Significant Accounting Policies

General -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The Trust can invest at least 65% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions.

Investment Valuations -- Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Indexed Securities -- The Trust may invest in indexed securities whose value may be linked to interest rates, commodities, indices, or other financial indicators. Indexed securities are fixed-income securities whose proceeds at maturity (principal-indexed securities) or interest rates (coupon-indexed securities) rise and fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself.

Investment Transactions and Income -- Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount is amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Interest payments received in additional securities are recorded on ex-interest date in an amount equal to the value of the security on such date. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the Trust at a future date, usually beyond customary settlement time.

The Trust uses the effective interest method for reporting interest income on payment-in-kind (PIK) bonds. Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly -- The Trust's custody fee is calculated as a percentage of the Trust's month end net assets. The fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the Trust. This amount is shown as a reduction of expenses on the Statement of Operations.

Tax Matters and Distributions -- The Trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. The Trust files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Trust's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV.

Distributions paid by the Trust from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Trust intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable the Trust to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax-preference item to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. The Trust distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

At October 31, 1998, the Trust, for federal income tax purposes, had a capital loss carryforward of $49,468,448, which may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on October 31, 1999, ($1,898,227), October 31, 2000, ($4,765,334),
October 31, 2001, ($3,636,033), October 31, 2002, ($7,977,644), October 31,
2003, ($4,513,979), October 31, 2004, ($8,774,606), October 31, 2005,
($16,518,819), and October 31, 2006, ($1,383,806).

(3) Transactions with Affiliates

Investment Adviser -- The Trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the Trust's average daily net assets and 6.32% of investment income.

The Trust pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Trust, all of whom receive remuneration for their services to the Trust from MFS. Certain officers and Trustees of the Trust are officers or directors of MFS and MFS Service Center, Inc. (MFSC). The Trust has an unfunded defined benefit plan for all of its independent Trustees and Mr. Bailey. Included in Trustees' compensation is a net periodic pension expense of $25,329 for the six months ended April 30, 1999.

Administrator -- The Trust has an administrative services agreement with MFS to provide the Trust with certain financial, legal, shareholder servicing, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the Trust pays MFS an administrative fee at the following annual percentages of the Trust's average daily net assets:

  First $1 billion..................     0.0150%
  Next $1 billion...................     0.0125%
  Next $1 billion...................     0.0100%
  In excess of $3 billion...........     0.0000%

Transfer Agent -- MFSC acts as registrar and dividend disbursing agent for the Trust. The agreement provides that the Trust will pay MFSC an account maintenance fee of no more than $9.00 and a dividend services fee of $0.75 per reinvestment and will reimburse MFSC for reasonable out-of-pocket expenses.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $24,908,783 and $25,801,260, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the Trust, as computed on a federal income tax basis, are as follows:

      Aggregate cost ........................    $301,702,642
                                                 ============
      Gross unrealized appreciation .........    $ 26,894,606
      Gross unrealized depreciation .........      (5,193,925)
                                                 ------------
       Net unrealized appreciation ..........    $ 21,700,681
                                                 ============

(5) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in Trust shares were as follows:


                                                                             Six Months       Year Ended
                                                                          Ended April 30,     October 31,
                                                                                1999             1998
                                                                         -----------------   ------------
     Shares issued to shareholders in reinvestment of distributions ..       151,838           338,271
                                                                             =======           =======

(6) Line of Credit

The Trust and other affiliated funds participate in a $720 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Trust shares. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the Trust for the six months ended April 30, 1999, was $1,206.

(7) Restricted Securities

The Trust may invest not more than 15% of its total assets in securities which are subject to legal or contractual restrictions on resale. At April 30, 1999, the Trust owned the following restricted securities (constituting 5.40% of total assets) which may not be publicly sold without registration under the Securities Act of 1933. The Trust does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, are valued at fair value as determined in good faith by or at the direction of the Trustees.

                                                           Date of           Par
Description                                              Acquisition        Amount           Cost           Value
--------------------------------------------------------------------------------------------------------------------
Dade County, FL, Housing Finance Agency
 (Blackstone), 8.375s, 2002 .........................       4/22/94      $5,466,500      $5,466,500      $ 5,615,462
Dade County, FL, Housing Finance Agency
 (Silverblue), 8.375s, 2002 .........................       4/22/94       3,572,500       3,572,500        3,669,851
Eastern Band of Cherokee Indian Community, NC
 (Carolina Mirror Co.), 10.25s, 2009 ................      12/10/86       6,125,000       6,002,498        6,151,337
Eastern Band of Cherokee Indian Community, NC
 (Carolina Mirror Co.), 11s, 2012 ...................       2/05/88         650,000         601,250          652,756
Hannibal, MO, Industrial Development Authority
 (Hannibal Regional Healthcare), 9.5s, 2001 .........       8/28/92       1,500,000       1,485,913        1,735,110
                                                                                                         -----------
                                                                                                         $17,824,516
                                                                                                         ===========

MFS[RegTM] Municipal Income Trust

Trustees
Richard B. Bailey* (2)
Private Investor; Former Chairman and
Director (until 1991), MFS Investment Management

Peter G. Harwood(1)
Private Investor

J. Atwood Ives(2)
Chairman and Chief Executive Officer,
Eastern Enterprises
(diversified services company)

Lawrence T. Perera(2)
Partner, Hemenway & Barnes
(attorneys)

William J. Poorvu(1)
Adjunct Professor, Harvard University
Graduate School of Business
Administration

Charles W. Schmidt(1)
Private Investor

Arnold D. Scott *
Senior Executive Vice President,
Director, and Secretary,
MFS Investment Management

Jeffrey L. Shames*
Chairman, Chief Executive
Officer, and Director, MFS Investment Management

Elaine R. Smith(1)
Independent Consultant

David B. Stone(1)(2)
Chairman and Director,
North American
Management Corp.
(investment advisers)

Portfolio Manager
Michael W. Roberge*

Treasurer
W. Thomas London*

Assistant Treasurers
Mark E. Bradley*
Ellen Moynihan*
James O. Yost*

Secretary
Stephen E. Cavan*

Assistant Secretary
James R. Bordewick, Jr.*

Transfer Agent,
Registrar, and Dividend
Disbursing Agent
State Street Bank and
Trust Company
c/o MFS Service Center, Inc.
P.O. Box 9024
Boston, MA 02205-9824
1-800-637-2304

Custodian
State Street Bank and
Trust Company

Investment Adviser
Massachusetts Financial
Services Company
500 Boylston Street
Boston, MA 02116-3741

  * Affiliated with the Investment Adviser.
(1) Member of Audit Committee.
(2) Member of Portfolio Trading Committee.


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